Warrants (Warrants Classified as Equity) (Detail) - $ / shares			12 Months Ended
	Jul. 29, 2016	May 08, 2013	Dec. 31, 2016	Jun. 30, 2017	Jul. 13, 2016	May 10, 2016	Jan. 12, 2016	Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Duration of average market price used for warrant exercise price		20 days
Exercise price (usd per share)	$ 8.60	$ 49.4	$ 79.40	$ 79.40	$ 13.00	$ 30.20	$ 28.40	$ 79.40
Warrants outstanding	50,000	9,109	100,000	15,000		50,000
Fair value assumptions, expected volatility rate	106.63%	75.34%	77.13%
Fair value assumptions, expected term (in years)	5 years 6 months	7 years	5 years 6 months
Fair value assumptions, risk free interest rate	1.35%	1.20%	1.26%
Fair value assumptions, expected dividend rate	0.00%	0.00%	0.00%
Fair value of warrants granted (usd per share)		$ 38.60
Warrant term		7 years	5 years